Average Annual Total Returns - Class SMA Shares - Voya Investment Grade Credit Fund	Class SMA 1 Yr	Class SMA 5 Yrs	Class SMA 10 Yrs	Class SMA Since Inception	Class SMA Inception Date	Class SMA After tax on distributions 1 Yr	Class SMA After tax on distributions 5 Yrs	Class SMA After tax on distributions 10 Yrs	Class SMA After tax on distributions Since Inception	Class SMA After tax on distributions with sale 1 Yr	Class SMA After tax on distributions with sale 5 Yrs	Class SMA After tax on distributions with sale 10 Yrs	Class SMA After tax on distributions with sale Since Inception	Bloomberg Barclays U.S. Corporate Index 1 Yr		Bloomberg Barclays U.S. Corporate Index 5 Yrs		Bloomberg Barclays U.S. Corporate Index 10 Yrs		Bloomberg Barclays U.S. Corporate Index Since Inception
Total	13.14%	8.24%	6.47%		Jun. 08, 2007	9.57%	5.78%	4.38%		7.62%	5.27%	3.56%		9.89%	[1]	6.74%	[1]	5.63%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.